Summary Of Significant Accounting Policies	12 Months Ended
Mar. 31, 2012
Summary Of Significant Accounting Policies

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of Business

Kubota Corporation (the “parent company”) and subsidiaries (collectively the “Company”) are one of Japan’s leading manufacturers of a comprehensive range of machinery and other industrial and consumer products, including farm equipment, engines, construction machinery, pipe-related products, environment-related products, and industrial castings.

The manufacturing operations of the Company are conducted primarily at 20 plants in Japan and at 24 overseas plants located in the United States and certain other countries. Farm equipment, construction machinery, ductile iron pipe, and certain other products are sold both in Japan and in overseas markets which consist mainly of North America, Europe, and Asia.

Basis of Financial Statements

The consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of Consolidation

The consolidated financial statements include the accounts of the parent company and all majority-owned subsidiaries. The accounts of certain consolidated subsidiaries that have December 31 fiscal year-ends have been consolidated in the March 31 consolidated financial statements on a three-month lag.

The accounts of variable interest entity (“VIE”) are included in the consolidated financial statements, as applicable. The Company is involved with a VIE which engages in farming by water culture. The VIE has been consolidated since the Company is the primary beneficiary. Total assets of the VIE at March 31, 2012 and 2011 were ¥177 million and ¥199 million, respectively. There are no restrictions on the use of the VIE’s assets. Also, the creditors or beneficial interest holders of the consolidated VIE have no recourse to the general credit of the Company.

The Company is not a primary beneficiary of the unconsolidated VIEs and does not hold any significant variable interests in these VIEs.

Intercompany items have been eliminated in consolidation.

Investments in affiliates in which the Company has the ability to exercise significant influence over their operating and financial policies but where the Company does not have a controlling financial interest, are accounted for using the equity method.

Use of Estimates

Preparing financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect reported amounts and related disclosures. Significant estimates and assumptions are used primarily in the areas of inventory valuation, impairment of investments, collectability of notes and receivables, impairment of long-lived assets, product warranties, accruals for employee retirement and pension plans, valuation allowance for deferred tax assets, uncertain tax positions, revenue recognition for long-term contracts, and loss contingencies. Actual results could differ from those estimates.

Foreign Currency Translation

The assets and liabilities of foreign subsidiaries, using the local currency as their functional currency, are translated to Japanese yen based on the current exchange rate prevailing at each balance sheet date and any resulting translation adjustments are included in accumulated other comprehensive income (loss). Revenues and expenses are translated into Japanese yen using the average exchange rates prevailing for each period presented.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Time deposits with original maturities of three months or less amounting to ¥2,935 million, ¥28,907 million, and ¥24,230 million, respectively, were included in cash and cash equivalents at March 31, 2012, 2011, and 2010. The restricted cash, which is pledged as collateral and received as advance payment for public works projects, is not included in cash and cash equivalents but included in other current assets and amounted to ¥2,136 million, ¥925 million, and ¥573 million at March 31, 2012, 2011, and 2010, respectively.

Inventories

Inventories are stated at the lower of cost or market. Cost is determined by the average-cost method.

Investments

The Company classifies all its marketable equity securities as available-for-sale and carries them at fair value with a corresponding recognition of the net unrealized holding gains or losses (net of tax) as an item of other comprehensive income (loss) in equity. The fair values of those securities are determined based on quoted market prices.

When a decline in value of a marketable security is deemed to be other-than -temporary, the Company recognizes an impairment loss to the extent of the decline. In determining if and when such a decline in value is other than temporary, the Company evaluates the extent to which cost exceeds market value, the duration of the market decline, and other key measures. Other non-marketable securities are stated at cost and reviewed periodically for impairment.

Gains and losses on sales of available-for-sale securities as well as other nonmarketable equity securities which are carried at cost are computed on the average-cost method.

Allowance for Doubtful Accounts and Credit Losses

The Company provides an allowance for doubtful accounts and credit losses. The allowance for doubtful accounts and credit losses is determined on the basis of the collection status of receivables, historical credit loss experience, economic trends, the customer’s ability to repay, and collateral values. Historical collection trends, as well as prevailing and anticipated economic conditions, are routinely monitored by management, and any required adjustment to the allowance is reflected in current operations.

Property, Plant, and Equipment

Property, plant, and equipment are stated at cost less accumulated depreciation. Depreciation expenses related to manufacturing activities are included in cost of revenues, and the other depreciation expenses are classified in selling, general, and administrative expenses. Depreciation expenses of those assets are principally computed using the declining-balance method based on the estimated useful lives of the assets. The estimated useful lives range from 10 to 50 years for buildings and from two to 14 years for machinery and equipment.

Goodwill and Intangible Assets

Goodwill is not amortized, but is instead tested for impairment annually or whenever events occur or circumstances change, which indicates the possibility of the impairment. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit’s carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value. The Company’s evaluation of goodwill completed during the year resulted in no impairment losses.

Intangible assets with definite useful lives are amortized on a method reflecting the pattern in which the economic benefits of the intangible asset are consumed if that pattern can be reliably determined. If that pattern cannot be reliably determined, a straight-line amortization method is used.

Long-Lived Assets

The Company evaluates long-lived assets (including property, plant, equipment and intangible assets with definite useful lives) to be held and used for impairment using an estimate of undiscounted cash flows whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. If the estimate of undiscounted cash flows is less than the carrying amount of the assets, an impairment loss is recorded based on the fair value of the assets. The Company evaluates long-lived assets to be disposed of by sale at the lower of carrying amount or fair value less cost to sell.

Retirement and Pension Plans

The funded status of the Company’s defined benefit pension plans and severance indemnity plans are recognized as an asset or a liability in the consolidated balance sheets with a corresponding adjustment to pension liability adjustment in accumulated other comprehensive income (loss), net of tax. The funded status is measured as the difference between the fair value of plan assets and the benefit obligation at March 31, the measurement date.

The Company amortizes the prior service costs (benefits) due to the amendments of the benefit plans over the average remaining service period of the participants at the time of amendments. The Company recognizes any net actuarial gains and losses in excess of 20% of the larger of the projected benefit obligation or plan assets in the year following the year in which such gains and losses were incurred, while the portion between 10% and 20% is amortized over the average participants’ remaining service period.

Income Taxes

Deferred tax assets and liabilities are computed based on the differences between the financial statement and the income tax bases of assets and liabilities and tax loss and other carry forwards using the enacted tax rate. A valuation allowance is established, when necessary, to reduce deferred tax assets to the amount that management believes will more likely than not be realized.

The Company recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income taxes in the consolidated statements of income.

Sales Tax

Revenues are presented exclusive of sales tax.

Revenue Recognition

The Company recognizes revenue related to product sales when (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services have been rendered, (3) the sales price is fixed or determinable, and (4) collectability is reasonably assured. The Company records estimated reductions to sales at the time of sale for sales incentive programs including product discounts, customer promotions, and volume-based rebates.

The sales of environmental and other plant and equipment are recorded when the installation of plant and equipment is completed and accepted by the customer for short-term contracts, and recorded under the percentage-of-completion method of accounting for long-term contracts. (See Note 11. REVENUE RECOGNITION FOR LONG-TERM CONTRACTS) Estimated losses on sales contracts are charged to income in the period in which they are identified. The percentages of revenues to consolidated revenues for the years ended March 31, 2012, 2011, and 2010 that pertain to long-term contracts were 2.3%, 2.2%, and 2.1%, respectively.

Finance income is recognized over the terms of the receivables using the interest method.

Research and Development and Advertising

Research and development and advertising costs are expensed as incurred.

Shipping and Handling Costs

Shipping and handling costs are included in selling, general, and administrative expenses.

Expense from the Payments for Health Hazard of Asbestos

The Company expenses payments to certain residents who lived near the Company’s plant and current and former employees when the Company determines that a payment is warranted.

The Company also accrues an estimated loss from asbestos-related matters by a charge to income if both of the following conditions are met:

(a)	It is probable that a liability has been incurred at the date of financial statements.

(b)	The amount of loss can be reasonably estimated.

(See Note 19. COMMITMENTS AND CONTINGENCIES)

Derivative Financial Instruments

All derivatives are recognized in the consolidated balance sheets at fair value and are reported in other current assets, other assets, other current liabilities, or other long-term liabilities.

On the date the derivative contract is entered into, the Company designates the derivative as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge).

        The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as cash flow hedges to specific assets and liabilities on the consolidated balance sheets or to specific firm commitments or forecasted transactions. The Company considers its hedges to be highly effective in offsetting changes in cash flows of hedged items, because the currency, index of interest rates, amount, and terms of the derivatives correspond to those of the hedged items in accordance with the Company’s policy.

Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income (loss), until earnings are affected by the variability in cash flows of the designated hedged item. The ineffective portion of changes in the fair value of derivatives is immediately recorded in earnings.

The Company also uses derivatives not designated as cash flow hedges in certain relationships for economic purposes. Changes in the fair value of derivatives not designated are reported in earnings immediately.

Fair Value Measurement

Certain assets and liabilities that fall within the scope of the fair value measurements are categorized into three levels. The Company determines transfers between their levels at the date of the event or change in circumstances that caused the transfer.

Level 1	–	Quoted prices in active markets for identical assets or liabilities.

Level 2	–	Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.

Level 3	–	Unobservable inputs for the assets or liabilities. These are measured using the entity’s own assumptions and inputs that are reasonably available or inputs many market participants use with reasonable confidence because observable inputs are not available.

Net income attributable to Kubota Corporation per common share

Net income attributable to Kubota Corporation per common share is computed by dividing net income attributable to Kubota Corporation by the weighted-average number of common shares outstanding during each year. The weighted average number of common shares outstanding for the years ended March 31, 2012, 2011, and 2010 was 1,262,533,879, 1,271,778,025, and 1,271,985,454, respectively. There were no potentially dilutive shares outstanding for the years ended March 31, 2012, 2011, and 2010.

New Accounting Standards

In October 2009, the Financial Accounting Standards Board (“FASB”) issued a new accounting standard related to revenue recognition for multiple-deliverable arrangements. This standard requires that arrangement consideration be allocated to all deliverables using a selling price or estimated selling price and eliminates the residual method of allocation. This standard also requires additional qualitative and quantitative disclosures. This standard was effective for fiscal years beginning on or after June 15, 2010 and can be applied prospectively for revenue arrangements entered into or materially modified, or retrospectively for all prior periods, and was adopted by the Company on April 1, 2011. The Company chose to adopt this standard prospectively and its adoption did not have a material impact on the Company’s consolidated financial statements.

In April 2011, the FASB issued amendments to the standard issued in July 2010, related to disclosures about the credit quality of financing receivables and the allowance for credit losses to clarify the definition of troubled debt restructurings, following an announcement made in January 2011, which had deferred the effective date for its disclosure. The amendments are effective for the first interim or annual period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption. The Company adopted the amendments on July 1, 2011. The adoption of this amendment did not have a material impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued a new accounting standard to expand existing disclosure requirements for fair value measurements and change the wording largely in order to eliminate differences between U.S. GAAP and International Financial Reporting Standards (“IFRS”). This standard was effective during interim and annual periods beginning after December 15, 2011 and was adopted by the Company on January 1, 2012. The adoption of this amendment did not have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued a new accounting standard related to the presentation of comprehensive income. This standard requires entities to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements and to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. This standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and should be applied retrospectively. In December 2011, the FASB issued amendments to defer its effective date pertaining to certain aspects of the new accounting standard. This deferral only applies to the presentation of reclassification adjustments. The amendments were effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and should be applied retrospectively. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued a new accounting standard related to the presentation of offsetting assets and liabilities in financial statements. The purpose of this issuance is to eliminate differences between U.S. GAAP and IFRS in order to enhance the comparability of statements prepared on the basis of U.S. GAAP and IFRS. This standard requires entities to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This standard is effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, and should be applied retrospectively for all comparative periods presented. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements.